Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 8.5%
1,071,046		AT&T, Inc.	$40,528,381	3.8
388,482		Comcast Corp. – Class A	17,512,768	1.6
220,052		Walt Disney Co.	28,677,177	2.7
57,307	(1)	World Wrestling Entertainment, Inc.	4,077,393	0.4
			90,795,719	8.5

		Consumer Discretionary: 6.1%
124,106	(1)	Hasbro, Inc.	14,730,141	1.4
78,969		McDonald's Corp.	16,955,434	1.6
131,975	(1)	Ralph Lauren Corp.	12,599,653	1.2
185,939		Restaurant Brands International, Inc.	13,227,700	1.2
137,747		TJX Cos., Inc.	7,678,018	0.7
			65,190,946	6.1

		Consumer Staples: 9.3%
285,790		Coca-Cola Co.	15,558,408	1.5
244,085	(1)	Kellogg Co.	15,706,870	1.5
288,364		Mondelez International, Inc.	15,952,296	1.5
271,548		Philip Morris International, Inc.	20,618,640	1.9
251,398		Procter & Gamble Co.	31,268,883	2.9
			99,105,097	9.3

		Energy: 8.4%
139,581		BP PLC ADR	5,302,682	0.5
275,741		ConocoPhillips	15,711,722	1.5
120,653		EOG Resources, Inc.	8,954,866	0.8
369,069		Exxon Mobil Corp.	26,059,962	2.4
130,219		Marathon Petroleum Corp.	7,910,804	0.8
186,521	(1)	Royal Dutch Shell PLC - Class A ADR	10,976,761	1.0
196,376		Schlumberger Ltd.	6,710,168	0.6
96,861		Valero Energy Corp.	8,256,432	0.8
			89,883,397	8.4

		Financials: 23.2%
268,160		American International Group, Inc.	14,936,512	1.4
186,577	(1)	Apollo Global Management, Inc.	7,056,342	0.7
1,001,989		Bank of America Corp.	29,228,019	2.7
136,355		Discover Financial Services	11,057,027	1.0
118,342		First American Financial Corp.	6,983,361	0.7
102,908		Goldman Sachs Group, Inc.	21,325,625	2.0
307,419		Hartford Financial Services Group, Inc.	18,632,666	1.8
165,550		Intercontinental Exchange, Inc.	15,275,298	1.4
410,963		JPMorgan Chase & Co.	48,366,235	4.5
204,602		Morgan Stanley	8,730,367	0.8
79,959		Northern Trust Corp.	7,461,774	0.7
233,775		Progressive Corp.	18,059,119	1.7
449,644		US Bancorp	24,883,299	2.3
349,730	(1)	Zions Bancorp NA	15,569,980	1.5
			247,565,624	23.2

		Health Care: 12.7%
138,293	(2)	Alcon, Inc.	8,061,099	0.7
75,662		Becton Dickinson & Co.	19,139,460	1.8
309,375		Gilead Sciences, Inc.	19,608,187	1.8
244,908		Johnson & Johnson	31,686,197	3.0
225,695		Medtronic PLC	24,514,991	2.3
168,526	(1)	Novartis AG ADR	14,644,909	1.4
135,880		Zimmer Biomet Holdings, Inc.	18,652,248	1.7
			136,307,091	12.7

		Industrials: 9.1%
95,169		Ametek, Inc.	8,738,418	0.8
64,413		Cummins, Inc.	10,478,063	1.0
105,873		Honeywell International, Inc.	17,913,712	1.7
37,736		Lockheed Martin Corp.	14,719,304	1.4
85,811		Norfolk Southern Corp.	15,416,804	1.4
62,204	(1)	Old Dominion Freight Line	10,572,814	1.0
37,392		Roper Technologies, Inc.	13,333,987	1.2
135,526		Timken Co.	5,896,736	0.6
			97,069,838	9.1

		Information Technology: 6.3%
28,347	(2)	Adobe, Inc.	7,830,859	0.7
109,944		Analog Devices, Inc.	12,284,043	1.2
51,321		Apple, Inc.	11,494,364	1.1
33,643		Broadcom, Inc.	9,287,823	0.9
190,454	(2)	Micron Technology, Inc.	8,160,954	0.8
56,163		Microsoft Corp.	7,808,342	0.7
59,429		Motorola Solutions, Inc.	10,127,296	0.9
			66,993,681	6.3

		Materials: 3.8%
87,428		Air Products & Chemicals, Inc.	19,396,776	1.8
178,890	(1)	BHP Group Ltd. ADR	8,833,588	0.8
104,033		Celanese Corp. - Series A	12,722,196	1.2
			40,952,560	3.8

		Real Estate: 4.8%
125,554		Camden Property Trust	13,937,750	1.3
88,487		Crown Castle International Corp.	12,300,578	1.2
233,093		Highwoods Properties, Inc.	10,475,199	1.0
109,952		Mid-America Apartment Communities, Inc.	14,294,859	1.3
			51,008,386	4.8

		Utilities: 7.3%
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
220,099		Edison International	16,599,867	1.5
191,420		Entergy Corp.	22,465,051	2.1
194,569		Evergy, Inc.	12,950,513	1.2

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
114,175		NextEra Energy, Inc.	$26,601,633	2.5
			78,617,064	7.3

	Total Common Stock
	(Cost $981,726,385)		1,063,489,403	99.5

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $982,545,135)		1,063,489,403	99.5

SHORT-TERM INVESTMENTS: 3.7%
		Commercial Paper: 0.1%
300,000	(7)	BNP Paribas, 2.230%, 11/26/2019	299,061	0.1
300,000	(7)	Group BPCE, 2.210%, 12/03/2019	298,941	0.0
			598,002	0.1

		Floating Rate Notes: 0.5%
325,000	(7)	Credit Suisse Group AG, 2.030%, 01/30/2020	325,010	0.1
300,000	(7)	Credit Suisse Group AG, 2.000%, 01/16/2020	299,982	0.0
250,000	(7)	HSBC Holdings PLC, 2.180%, 12/27/2019	250,021	0.0
300,000	(7)	HSBC Holdings PLC, 2.260%, 02/05/2020	299,979	0.0
300,000	(7)	Lloyds Bank PLC, 2.220%, 01/24/2020	300,017	0.1
325,000	(7)	Lloyds Bank PLC, 2.230%, 02/07/2020	325,008	0.1
300,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.230%, 01/23/2020	299,973	0.0
250,000	(7)	Mizuho Financial Group Inc., 2.200%, 01/06/2020	249,957	0.0
325,000	(7)	Mizuho Financial Group Inc., 2.240%, 02/27/2020	324,963	0.1
300,000	(7)	Mizuho Financial Group Inc., 2.260%, 02/05/2020	299,958	0.0
250,000	(7)	Natixis S.A., 2.370%, 01/24/2020	250,038	0.0
550,000	(7)	Societe Generale, 2.220%, 12/02/2019	550,009	0.1
250,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.150%, 11/08/2019	249,995	0.0
300,000	(7)	Svenska Handelsbanken AB, 2.190%, 01/23/2020	299,970	0.0
250,000	(7)	The Sumitomo Mitsui Financial Group, 2.180%, 01/10/2020	249,967	0.0
300,000	(7)	The Sumitomo Mitsui Financial Group, 2.270%, 02/03/2020	299,950	0.0
275,000	(7)	The Sumitomo Mitsui Financial Group, 2.210%, 01/22/2020	274,965	0.0
			5,149,762	0.5

		Repurchase Agreements: 2.6%
749,523	(7)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $749,572, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $764,564, due 09/01/24-08/01/49)	749,523	0.1
7,980,773	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $7,981,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,140,388, due 10/25/19-07/15/61)	7,980,773	0.7

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,980,773	(7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $7,981,296, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $8,140,929, due 10/15/19-09/09/49)	$7,980,773	0.7
7,980,773	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $7,981,291, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,140,388, due 10/15/19-09/01/49)	7,980,773	0.8
2,702,443	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $2,702,630, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,756,499, due 04/15/21-09/09/49)	2,702,443	0.3
			27,394,285	2.6

		Certificates of Deposit: 0.1%
300,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.260%, 11/22/2019	300,051	0.1
275,000	(7)	Natixis S.A., 2.280%, 12/12/2019	275,552	0.0
250,000	(7)	The Norinchukin Bank, 2.210%, 12/05/2019	250,055	0.0
300,000	(7)	The Norinchukin Bank, 2.250%, 11/08/2019	300,043	0.0
			1,125,701	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
4,836,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
		(Cost $4,836,000)	$4,836,000	0.4

	Total Short-Term Investments
	(Cost $39,103,750)		39,103,750	3.7

	Total Investments in Securities (Cost $1,021,648,885)		$1,102,593,153	103.2
	Liabilities in Excess of Other Assets		(33,896,417)	(3.2)
	Net Assets		$1,068,696,736	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$90,795,719	$–	$–	$90,795,719
Consumer Discretionary	65,190,946	–	–	65,190,946
Consumer Staples	99,105,097	–	–	99,105,097
Energy	89,883,397	–	–	89,883,397
Financials	247,565,624	–	–	247,565,624
Health Care	136,307,091	–	–	136,307,091
Industrials	97,069,838	–	–	97,069,838
Information Technology	66,993,681	–	–	66,993,681
Materials	40,952,560	–	–	40,952,560
Real Estate	51,008,386	–	–	51,008,386
Utilities	78,617,064	–	–	78,617,064
Total Common Stock	1,063,489,403	–	–	1,063,489,403
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	4,836,000	34,267,750	–	39,103,750
Total Investments, at fair value	$1,068,325,403	$34,267,750	$–	$1,102,593,153

At September 30, 2019, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,024,249,582.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$102,833,096
Gross Unrealized Depreciation	(24,385,834)

Net Unrealized Appreciation	$78,447,262